SHAREHOLDERS' EQUITY (Details) - Information regarding stock options that were not granted under the 2003 Share Plan or the 2010 Share Plan - Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
Oct. 31, 2016 USD ($) $ / shares shares
SHAREHOLDERS' EQUITY (Details) - Information regarding stock options that were not granted under the 2003 Share Plan or the 2010 Share Plan [Line Items]
Options Outstanding at October 31, 2014, 2015 and 2016 | shares	1,780,000
Options Outstanding at October 31, 2014, 2015 and 2016 | $ / shares	$ 2.70
Options Outstanding and exercisable at October 31, 2016 | shares	1,780,000
Options Outstanding and exercisable at October 31, 2016 | $ / shares	$ 2.70
Options Outstanding and exercisable at October 31, 2016 | $	$ 6,494,275